FISHER INVESTMENTS INSTITUTIONAL GROUP STOCK FUND FOR RETIREMENT PLANS
SCHEDULE OF INVESTMENTS
May 31, 2021 (Unaudited)

COMMON STOCKS — 98.53%	Shares	Fair Value

Argentina — 0.64%
Consumer Discretionary — 0.64%
MercadoLibre, Inc.(a)	1	$ 1,359

Total Argentina		1,359

Australia — 1.61%
Materials — 1.61%
BHP Group Ltd.	26	965
OZ Minerals Ltd.(a)	77	1,508
Rio Tinto Ltd.	10	948

Total Australia		3,421

Brazil — 1.09%
Energy — 0.70%
Petroleo Brasileiro SA - ADR	146	1,491

Materials — 0.39%
Vale SA - ADR	38	818

Total Brazil		2,309

Canada — 0.76%
Materials — 0.76%
Hudbay Minerals, Inc.(a)	80	606
Lundin Mining Corp.	93	998

Total Canada		1,604

China — 6.54%
Communications — 3.67%
51job Inc. - ADR(a)	6	430
Tencent Holdings Ltd. - ADR	78	6,114
Trip.com Group Ltd. - ADR(a)	30	1,256
		7,800
Consumer Discretionary — 2.87%
Alibaba Group Holding Ltd. - ADR(a)	16	3,423
JD.com, Inc. - ADR(a)	36	2,662
		6,085
Total China		13,885

France — 4.98%
Consumer Discretionary — 1.51%
Kering S.A. - ADR(a)	35	3,210

Energy — 0.77%
Total S.A.	35	1,627

Financials — 0.52%
BNP Paribas S.A.(a)	16	1,102

Health Care — 0.45%
Sanofi S.A.	9	965

Technology — 1.73%
Dassault Systemes S.A.	16	3,682

Total France		10,586

Germany — 1.57%
Consumer Discretionary — 0.45%
Sixt SE(a)	6	955

Industrials — 1.12%
MTU Aero Engines AG	3	781
Siemens AG	9	1,480
Siemens Energy AG(a)	4	127
		2,388
Total Germany		3,343

Hong Kong — 0.79%
Health Care — 0.79%
Sino Biopharmaceutical Ltd. - ADR(a)	75	1,688

Total Hong Kong		1,688

Italy — 0.88%
Energy — 0.34%
Eni SpA	58	714

Financials — 0.54%
Intesa Sanpaolo SpA	390	1,146

Total Italy		1,860

Japan — 3.73%
Industrials — 3.73%
Daifuku Co. Ltd - ADR(a)	42	893
FANUC Corp. - ADR	99	2,377
SMC Corp. - ADR	98	2,951
Yaskawa Electric Corp. - ADR(a)	18	1,708

Total Japan		7,929

Korea (Republic Of) — 2.55%
Technology — 2.55%
Samsung Electronics Co. Ltd. - GDR	3	5,424

Total Korea (Republic Of)		5,424

Netherlands — 2.51%
Financials — 0.61%
ING Groep N.V.	93	1,294

Technology — 1.90%
ASML Holding N.V.	6	4,041

Total Netherlands		5,335

Spain — 0.81%
Financials — 0.81%
Banco Bilbao Vizcaya Argentaria S.A.	142	888
Banco Santander S.A.(a)	198	833

Total Spain		1,721

Switzerland — 0.75%
Health Care — 0.75%
Novartis AG	18	1,593

Total Switzerland		1,593

Taiwan Province Of China — 3.76%
Technology — 3.76%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	68	7,980

Total Taiwan Province Of China		7,980

United Kingdom — 1.97%
Energy — 0.93%
BP PLC	149	647
Royal Dutch Shell PLC(a)	69	1,332
		1,979
Health Care — 1.04%
AstraZeneca PLC	12	1,370
GlaxoSmithKline PLC	44	839
		2,209
Total United Kingdom		4,188

United States — 63.57%
Communications — 7.09%
Alphabet, Inc., Class A(a)	4	9,427
Facebook, Inc., Class A(a)	11	3,616
Netflix, Inc.(a)	4	2,011
		15,054
Consumer Discretionary — 5.23%
Amazon.com, Inc.(a)	2	6,445
Home Depot, Inc. (The)	8	2,552
NIKE, Inc., Class B	8	1,092
Starbucks Corp.	9	1,025
		11,114
Consumer Staples — 3.88%
Costco Wholesale Corp.	10	3,782
Procter & Gamble Co. (The)	13	1,753
Walmart, Inc.	19	2,699
		8,234
Energy — 2.15%
Chevron Corp.	15	1,557
Exxon Mobil Corp.	21	1,226
Marathon Oil Corp.	40	484
Schlumberger Ltd.	41	1,285
		4,552
Financials — 5.19%
American Express Co.	13	2,082
BlackRock, Inc.	3	2,631
Goldman Sachs Group, Inc. (The)	5	1,860
JPMorgan Chase & Co.	11	1,806
Morgan Stanley	29	2,638
		11,017

Health Care — 8.28%
Abbott Laboratories	9	1,050
Align Technology, Inc.(a)	7	4,130
Clovis Oncology, Inc.(a)	23	118
Danaher Corp.	5	1,281
Edwards LifeSciences Corp.(a)	9	863
Eli Lilly & Co.	14	2,797
Exact Sciences Corp.(a)	7	774
Intuitive Surgical, Inc.(a)	2	1,684
Merck & Co., Inc.	17	1,290
PTC Therapeutics, Inc.(a)	15	589
Puma Biotechnology, Inc.(a)	17	179
Sarepta Therapeutics, Inc.(a)	5	378
Stryker Corp.	6	1,532
Thermo Fisher Scientific, Inc.	2	939
		17,604
Industrials — 4.07%
AeroVironment, Inc.(a)	14	1,535
Boeing Co. (The)	3	741
Carrier Global Corp.	6	276
Cummins, Inc.	4	1,029
Deere & Co.	4	1,444
Kansas City Southern	7	2,084
Otis Worldwide Corp.	3	235
Raytheon Technologies Corp.	6	532
Rockwell Automation, Inc.	3	791
		8,667
Materials — 1.02%
Cleveland-Cliffs, Inc.	69	1,388
Materion Corp.	10	789
		2,177
Technology — 26.66%
Adobe, Inc.(a)	10	5,046
Apple, Inc.	72	8,972
Autodesk, Inc.(a)	7	2,001
Cisco Systems, Inc.	28	1,481
Intel Corp.	60	3,427
MasterCard, Inc., Class A	22	7,933
Microsoft Corp.	37	9,239
NVIDIA Corp.	11	7,148
Oracle Corp.	42	3,307
Paycom Software, Inc.(a)	6	1,978
salesforce.com, Inc.(a)	16	3,810
Visa, Inc., Class A	10	2,273
		56,615
Total United States		135,034

Total Common Stocks— 98.53% (Cost $149,615)		209,259

Total Investments — 98.53% (Cost $149,615)		209,259

Other Assets in Excess of Liabilities — 1.47%		3,114

NET ASSETS — 100.00%		$ 212,373

(a)	Non-income producing security.

ADR	- American Depositary Receipt.
GDR	- Global Depositary Receipt.

FISHER INVESTMENTS INSTITUTIONAL GROUP ESG STOCK FUND FOR RETIREMENT PLANS
SCHEDULE OF INVESTMENTS
May 31, 2021 (Unaudited)

COMMON STOCKS — 98.45%	Shares	Fair Value

Argentina — 0.65%
Consumer Discretionary — 0.65%
MercadoLibre, Inc.(a)	1	$ 1,359

Total Argentina		1,359

Australia — 1.64%
Materials — 1.64%
OZ Minerals Ltd.(a)	70	1,371
Rio Tinto Ltd.	22	2,087

Total Australia		3,458

Canada — 0.46%
Materials — 0.46%
Lundin Mining Corp.	90	966

Total Canada		966

China — 6.83%
Communications — 3.87%
51job Inc. - ADR(a)	8	573
Tencent Holdings Ltd. - ADR	79	6,192
Trip.com Group Ltd. - ADR(a)	33	1,381
		8,146
Consumer Discretionary — 2.96%
Alibaba Group Holding Ltd. - ADR(a)	16	3,423
JD.com, Inc. - ADR(a)	38	2,810
		6,233
Total China		14,379

Colombia — 0.66%
Energy — 0.66%
Ecopetrol S.A. - ADR	116	1,385

Total Colombia		1,385

France — 4.24%
Consumer Discretionary — 1.44%
Kering S.A. - ADR(a)	33	3,026

Financials — 0.49%
BNP Paribas S.A.(a)	15	1,033

Health Care — 0.56%
Sanofi S.A.	11	1,180

Technology — 1.75%
Dassault Systemes S.A.	16	3,682

Total France		8,921

Germany — 1.22%
Consumer Discretionary — 0.45%
Sixt SE(a)	6	955

Industrials — 0.77%
Siemens AG	9	1,480
Siemens Energy AG(a)	4	127
		1,607
Total Germany		2,562

Hong Kong — 0.81%
Health Care — 0.81%
Sino Biopharmaceutical Ltd. - ADR(a)	76	1,710

Total Hong Kong		1,710

Italy — 0.89%
Energy — 0.36%
Eni SpA	61	751

Financials — 0.53%
Intesa Sanpaolo SpA	380	1,116

Total Italy		1,867

Japan — 2.70%
Industrials — 2.70%
Daifuku Co. Ltd - ADR(a)	43	914
FANUC Corp. - ADR	92	2,209
Yaskawa Electric Corp. - ADR(a)	27	2,563

Total Japan		5,686

Korea (Republic Of) — 1.72%
Technology — 1.72%
Samsung Electronics Co. Ltd. - GDR	2	3,616

Total Korea (Republic Of)		3,616

Netherlands — 1.92%
Technology — 1.92%
ASML Holding N.V.	6	4,041

Total Netherlands		4,041

Spain — 1.58%
Energy — 0.76%
Repsol S.A.	119	1,591

Financials — 0.82%
Banco Bilbao Vizcaya Argentaria S.A.	137	856
Banco Santander S.A.(a)	208	875
		1,731
Total Spain		3,322

Switzerland — 0.66%
Industrials — 0.66%
ABB Ltd.	41	1,398

Total Switzerland		1,398

Taiwan Province Of China — 3.73%
Technology — 3.73%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	67	7,862

Total Taiwan Province Of China		7,862

United Kingdom — 3.18%
Consumer Staples — 0.74%
Unilever PLC	26	1,559

Energy — 0.99%
BP PLC	479	2,081

Health Care — 1.09%
AstraZeneca PLC	12	1,370
GlaxoSmithKline PLC	48	916
		2,286
Materials — 0.36%
Antofagasta PLC	35	767

Total United Kingdom		6,693

United States — 65.56%
Communications — 7.15%
Alphabet, Inc., Class A(a)	4	9,428
Facebook, Inc., Class A(a)	11	3,616
Netflix, Inc.(a)	4	2,011
		15,055
Consumer Discretionary — 5.28%
Amazon.com, Inc.(a)	2	6,446
Home Depot, Inc. (The)	8	2,552
NIKE, Inc., Class B	8	1,092
Starbucks Corp.	9	1,025
		11,115
Consumer Staples — 3.11%
Costco Wholesale Corp.	8	3,026
PepsiCo, Inc.	11	1,627
Procter & Gamble Co. (The)	14	1,889
		6,542
Energy — 2.15%
Exxon Mobil Corp.	45	2,627
Marathon Oil Corp.	54	654
Schlumberger Ltd.	40	1,253
		4,534
Financials — 5.10%
American Express Co.	14	2,242
BlackRock, Inc.	3	2,631
Goldman Sachs Group, Inc. (The)	5	1,860
JPMorgan Chase & Co.	10	1,643
Morgan Stanley	26	2,365
		10,741
Health Care — 9.72%
Abbott Laboratories	9	1,050
Align Technology, Inc.(a)	7	4,130
Danaher Corp.	5	1,281

Edwards LifeSciences Corp.(a)	9	863
Eli Lilly & Co.	16	3,195
Exact Sciences Corp.(a)	8	884
Intuitive Surgical, Inc.(a)	3	2,526
Merck & Co., Inc.	19	1,442
PTC Therapeutics, Inc.(a)	14	550
Puma Biotechnology, Inc.(a)	61	644
Sarepta Therapeutics, Inc.(a)	5	378
Stryker Corp.	6	1,532
Thermo Fisher Scientific, Inc.	2	939
Vertex Pharmaceuticals, Inc.(a)	5	1,043
		20,457
Industrials — 4.05%
Cummins, Inc.	4	1,029
Deere & Co.	4	1,444
HEICO Corp.	10	1,405
Kansas City Southern	6	1,786
Rockwell Automation, Inc.	8	2,110
Spirit AeroSystems Holdings, Inc., Class A(a)	15	738
		8,512
Materials — 1.04%
Cleveland-Cliffs, Inc.	70	1,408
Materion Corp.	10	789
		2,197
Technology — 27.96%
Adobe, Inc.(a)	10	5,046
Apple, Inc.	76	9,471
Autodesk, Inc.(a)	7	2,001
Cisco Systems, Inc.	28	1,481
Intel Corp.	56	3,199
MasterCard, Inc., Class A	23	8,293
Microsoft Corp.	37	9,237
NVIDIA Corp.	11	7,148
Oracle Corp.	45	3,543
Paycom Software, Inc.(a)	6	1,978
salesforce.com, Inc.(a)	17	4,048
Visa, Inc., Class A	15	3,410
		58,855
Total United States		138,008

Total Common Stocks— 98.45% (Cost $148,688)		207,233

Total Investments — 98.45% (Cost $148,688)		207,233

Other Assets in Excess of Liabilities — 1.55%		3,264

NET ASSETS — 100.00%		$ 210,497

(a)	Non-income producing security.

ADR	- American Depositary Receipt.
GDR	- Global Depositary Receipt.

FISHER INVESTMENTS INSTITUTIONAL GROUP FIXED INCOME FUND FOR RETIREMENT PLANS
SCHEDULE OF INVESTMENTS
May 31, 2021 (Unaudited)

CORPORATE BONDS — 49.68%	Principal Amount	Fair Value

Communications — 6.07%
Comcast Corp., 3.55%, 5/1/2028	$ 100,000	$ 111,215
TWDC Enterprises 18 Corp., 3.15%, 9/17/2025	75,000	81,687
		192,902
Consumer Staples — 4.22%
Procter & Gamble Co. (The), 5.50%, 2/1/2034	100,000	134,033

Energy — 1.92%
Chevron Corp., 2.24%, 5/11/2030	60,000	61,066

Financials — 13.83%
BlackRock, Inc., 3.25%, 4/30/2029	100,000	110,857
Citigroup, Inc., 3.50%, 5/15/2023	100,000	105,962
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/2026	100,000	109,355
JPMorgan Chase & Co., 4.13%, 12/15/2026	100,000	113,524
		439,698
Health Care — 6.58%
Bristol-Myers Squibb Co., 4.55%, 2/20/2048	100,000	125,557
Pfizer, Inc., 3.45%, 3/15/2029	75,000	83,538
		209,095
Industrials — 3.02%
Southwest Airlines Co., 7.38%, 3/1/2027	75,000	96,038

Technology — 14.04%
Cisco Systems, Inc., 2.95%, 2/28/2026	100,000	109,276
International Business Machines Corp., 4.25%, 5/15/2049	100,000	116,578
Microsoft Corp., 3.30%, 2/6/2027	100,000	111,454
Oracle Corp., 3.25%, 11/15/2027	100,000	108,851
		446,159
Total Corporate Bonds (Cost $1,529,620)		1,578,991

U.S. GOVERNMENT & AGENCIES — 28.58%

United States Treasury Note, 0.13%, 9/15/2023	220,200	219,929
United States Treasury Note, 1.50%, 9/30/2024	209,700	217,465
United States Treasury Note, 2.63%, 2/15/2029	287,100	313,725
United States Treasury Bond, 4.63%, 2/15/2040	112,300	157,246
Total U.S. Government & Agencies (Cost $907,998)		908,365

EXCHANGE-TRADED FUNDS — 16.90%	Shares

iShares MBS ETF	4,956	537,082
Total Exchange-Traded Funds (Cost $535,295)		537,082

Total Investments — 95.16% (Cost $2,972,913)		3,024,438

Other Assets in Excess of Liabilities — 4.84%		153,746

NET ASSETS — 100.00%	$ 3,178,184

FISHER INVESTMENTS INSTITUTIONAL GROUP ESG FIXED INCOME FUND FOR RETIREMENT PLANS
SCHEDULE OF INVESTMENTS
May 31, 2021 (Unaudited)

CORPORATE BONDS — 49.94%	Principal Amount	Fair Value

Communications — 8.15%
Comcast Corp., 3.55%, 5/1/2028	$ 100,000	$ 111,215
TWDC Enterprises 18 Corp., 3.15%, 9/17/2025	135,000	147,037
		258,252
Consumer Staples — 4.23%
Procter & Gamble Co. (The), 5.50%, 2/1/2034	100,000	134,033

Financials — 13.87%
BlackRock, Inc., 3.25%, 4/30/2029	100,000	110,857
Citigroup, Inc., 3.50%, 5/15/2023	100,000	105,962
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/2026	100,000	109,355
JPMorgan Chase & Co., 4.13%, 12/15/2026	100,000	113,524
		439,698
Health Care — 6.59%
Bristol-Myers Squibb Co., 4.55%, 2/20/2048	100,000	125,557
Pfizer, Inc., 3.45%, 3/15/2029	75,000	83,538
		209,095
Industrials — 3.03%
Southwest Airlines Co., 7.38%, 3/1/2027	75,000	96,038

Technology — 14.07%
Cisco Systems, Inc., 2.95%, 2/28/2026	100,000	109,276
International Business Machines Corp., 4.25%, 5/15/2049	100,000	116,578
Microsoft Corp., 3.30%, 2/6/2027	100,000	111,455
Oracle Corp., 3.25%, 11/15/2027	100,000	108,851
		446,160
Total Corporate Bonds (Cost $1,531,760)		1,583,276

U.S. GOVERNMENT & AGENCIES — 28.64%

United States Treasury Note, 0.13%, 9/15/2023	220,400	220,129
United States Treasury Note, 1.50%, 9/30/2024	209,900	217,673
United States Treasury Note, 2.63%, 2/15/2029	286,700	313,287
United States Treasury Bond, 4.63%, 2/15/2040	112,100	156,966
Total U.S. Government & Agencies (Cost $907,691)		908,055

EXCHANGE-TRADED FUNDS — 16.83%	Shares

iShares MBS ETF	4,925	533,722
Total Exchange-Traded Funds (Cost $531,946)		533,722

Total Investments — 95.41% (Cost $2,971,397)		3,025,053

Other Assets in Excess of Liabilities — 4.59%		145,495

NET ASSETS — 100.00%		$ 3,170,548

FISHER INVESTMENTS INSTITUTIONAL GROUP ALL FOREIGN EQUITY FUND
SCHEDULE OF INVESTMENTS
May 31, 2021 (Unaudited)

COMMON STOCKS — 105.92%	Shares	Fair Value

Argentina — 0.68%
Consumer Discretionary — 0.68%
MercadoLibre, Inc.(a)	1	$ 1,359

Total Argentina		1,359

Australia — 2.79%
Health Care — 1.11%
CSL Ltd.	10	2,228

Technology — 1.68%
Afterpay Ltd.(a)	8	579
Atlassian Corp. PLC, Class A(a)	12	2,799
		3,378
Total Australia		5,606

Brazil — 1.14%
Financials — 1.14%
Itau Unibanco Holding SA - ADR	401	2,286

Total Brazil		2,286

Canada — 1.06%
Technology — 1.06%
Open Text Corp.	19	893
Shopify, Inc., Class A(a)	1	1,243
		2,136
Total Canada		2,136

China — 10.27%
Communications — 5.50%
NetEase, Inc. - ADR	20	2,359
Tencent Holdings Ltd. - ADR	111	8,700
		11,059
Consumer Discretionary — 4.77%
Alibaba Group Holding Ltd. - ADR(a)	19	4,064
JD.com, Inc. - ADR(a)	54	3,993
Meituan - ADR(a)	22	1,551
		9,608
Total China		20,667

Colombia — 0.43%
Energy — 0.43%
Ecopetrol S.A. - ADR	72	860

Total Colombia		860

FISHER INVESTMENTS INSTITUTIONAL GROUP ALL FOREIGN EQUITY FUND
SCHEDULE OF INVESTMENTS - continued
May 31, 2021 (Unaudited)

Denmark — 3.35%
Energy — 1.46%
Vestas Wind Systems A/S	75	$ 2,936

Health Care — 1.89%
Coloplast A/S - ADR	51	812
Novo Nordisk A/S, Class B	38	3,007
		3,819
Total Denmark		6,755

France — 14.25%
Consumer Discretionary — 4.59%
Hermes International SA	4	5,580
Kering SA	4	3,652
		9,232
Consumer Staples — 1.93%
Danone SA	10	713
L'Oreal SA	7	3,171
		3,884
Financials — 0.83%
BNP Paribas S.A.(a)	12	826
Credit Agricole SA(a)	56	840
		1,666
Health Care — 1.07%
Sanofi S.A.	20	2,145

Industrials — 0.79%
Aeroports de Paris	6	816
Vinci SA - ADR	27	766
		1,582
Materials — 2.27%
Cie de Saint-Gobain	68	4,572

Technology — 2.77%
Dassault Systemes S.A.	15	3,452
Teleperformance	3	1,150
Worldline SA/France(a)	10	962
		5,564
Total France		28,645

Germany — 8.93%
Consumer Staples — 1.24%
Beiersdorf AG	21	2,492

Financials — 1.30%
Deutsche Boerse AG	16	2,617

Industrials — 4.08%
Deutsche Post AG	70	4,759
Siemens AG	21	3,454
		8,213

FISHER INVESTMENTS INSTITUTIONAL GROUP ALL FOREIGN EQUITY FUND
SCHEDULE OF INVESTMENTS - continued
May 31, 2021 (Unaudited)

Germany — 8.93% — (continued)
Technology — 2.31%
SAP SE	33	$ 4,632

Total Germany		17,954

Hong Kong — 0.67%
Financials — 0.67%
AIA Group Ltd. - ADR	25	1,338

Total Hong Kong		1,338

India — 1.60%
Financials — 1.60%
HDFC Bank Ltd. - ADR(a)	42	3,214

Total India		3,214

Indonesia — 1.36%
Financials — 1.36%
Bank Rakyat Indonesia Persero Tbk PT - ADR	191	2,746

Total Indonesia		2,746

Israel — 1.99%
Technology — 1.99%
NICE-Systems Ltd. - ADR(a)	4	889
Wix.com Ltd.(a)	12	3,118
		4,007
Total Israel		4,007

Italy — 1.83%
Energy — 1.35%
Eni SpA	220	2,708

Financials — 0.48%
Intesa Sanpaolo SpA(a)	329	966

Total Italy		3,674

Japan — 11.68%
Communications — 1.98%
M3, Inc.	59	3,981

Health Care — 1.47%
Eisai Co. Ltd. - ADR(a)	10	675
Hoya Corp. - ADR	11	1,454
Terumo Corp. - ADR(a)	21	814
		2,943
Industrials — 7.58%
Daifuku Co. Ltd - ADR	50	1,063
FANUC Corp. - ADR	115	2,761
Keyence Corp.	15	7,453

FISHER INVESTMENTS INSTITUTIONAL GROUP ALL FOREIGN EQUITY FUND
SCHEDULE OF INVESTMENTS - continued
May 31, 2021 (Unaudited)

Japan — 11.68% — (continued)
Industrials — 7.58% - continued
Recruit Holdings Co. Ltd. - ADR(a)	386	$ 3,976
		15,253
Technology — 0.65%
Obic Co. Ltd.	7	1,316

Total Japan		23,493

Korea (Republic Of) — 4.00%
Technology — 4.00%
Samsung Electronics Co. Ltd.	112	8,053

Total Korea (Republic Of)		8,053

Netherlands — 12.91%
Financials — 0.53%
ING Groep N.V.(a)	76	1,058

Technology — 12.38%
Adyen NV(a)	1	2,319
ASML Holding N.V.	19	12,795
NXP Semiconductors NV	35	7,400
Wolters Kluwer NV	25	2,401
		24,915
Total Netherlands		25,973

Norway — 1.52%
Energy — 1.52%
Equinor ASA	141	3,062

Total Norway		3,062

Spain — 2.66%
Energy — 1.66%
Repsol S.A.	250	3,343

Financials — 0.44%
Banco Santander S.A.	209	879

Technology — 0.56%
Amadeus IT Group SA	15	1,134

Total Spain		5,356

Switzerland — 1.76%
Industrials — 1.14%
ABB Ltd.(a)	67	2,288

FISHER INVESTMENTS INSTITUTIONAL GROUP ALL FOREIGN EQUITY FUND
SCHEDULE OF INVESTMENTS - continued
May 31, 2021 (Unaudited)

Switzerland — 1.76% — (continued)
Technology — 0.62%
Temenos AG	8	$ 1,240

Total Switzerland		3,528

Taiwan Province Of China — 5.95%
Technology — 5.95%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	102	11,971

Total Taiwan Province Of China		11,971

United Kingdom — 15.09%
Consumer Staples — 2.84%
Coca-Cola European Partners PLC	57	3,450
Reckitt Benckiser Group PLC	25	2,259
		5,709
Energy — 1.36%
BP PLC	630	2,737

Financials — 0.43%
London Stock Exchange Group PLC	8	860

Health Care — 2.01%
AstraZeneca PLC	26	2,969
GlaxoSmithKline PLC	57	1,087
		4,056
Materials — 6.44%
Anglo American PLC	94	4,182
Antofagasta PLC	223	4,888
Rio Tinto PLC	45	3,872
		12,942
Technology — 2.01%
Experian PLC	105	4,028

Total United Kingdom		30,332

Total Common Stocks— 105.92% (Cost $165,592)		213,015

Total Investments — 105.92% (Cost $165,592)		213,015

Liabilities in Excess of Other Assets — (5.92)%		(11,915)

NET ASSETS — 100.00%		$ 201,100

(a)	Non-income producing security.

cor

FISHER INVESTMENTS INSTITUTIONAL GROUP U.S. SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
May 31, 2021 (Unaudited)

COMMON STOCKS — 105.90%	Shares	Fair Value

United States — 105.90%
Communications — 4.48%
8X8, Inc.(a)	149	$ 3,509
Stamps.com, Inc.(a)	22	4,129
Yelp, Inc.(a)	60	2,407
		10,045
Consumer Discretionary — 14.60%
Builders FirstSource, Inc.(a)	70	3,118
Domino's Pizza, Inc.	4	1,707
Freshpet, Inc.(a)	50	8,841
M.D.C. Holdings, Inc.	38	2,202
M/I Homes, Inc.(a)	39	2,751
Papa John's International, Inc.	37	3,477
Pool Corp.	15	6,548
Scotts Miracle-Gro Co. (The)	14	3,043
Taylor Morrison Home Corp.(a)	36	1,066
		32,753
Consumer Staples — 1.89%
Boston Beer Co., Inc. (The), Class A(a)	4	4,233

Energy — 1.80%
ChampionX Corp.(a)	87	2,306
Helmerich & Payne, Inc.	12	339
Oceaneering International, Inc.(a)	98	1,398
		4,043
Financials — 11.33%
BancorpSouth Bank	34	1,040
Cowen Group, Inc., Class A	106	4,168
East West Bancorp, Inc.	14	1,047
Evercore Partners, Inc., Class A	16	2,334
First Merchants Corp.	62	2,873
Independent Bank Corp.	27	2,203
Lazard Ltd., Class A	17	802
Piper Jaffray Cos.	21	2,677
Stifel Financial Corp.	32	2,217
SVB Financial Group(a)	8	4,664
Umpqua Holdings Corp.	73	1,393
		25,418
Health Care — 25.32%
Adamas Pharmaceuticals, Inc.(a)	27	149
Align Technology, Inc.(a)	13	7,671
Alkermes PLC(a)	14	317
Anika Therapeutics(a)	90	4,199
Avid Bioservices, Inc.(a)	56	1,192
Charles River Laboratories International, Inc.(a)	8	2,704
CONMED Corp.	62	8,536
Emergent BioSolutions, Inc.(a)	55	3,336
Exact Sciences Corp.(a)	17	1,879
Haemonetics Corp.(a)	30	1,694
Halozyme Therapeutics, Inc.(a)	176	7,287
ImmunoGen, Inc.(a)	37	229
Ironwood Pharmaceuticals, Inc.(a)	34	393

FISHER INVESTMENTS INSTITUTIONAL GROUP U.S. SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - continued
May 31, 2021 (Unaudited)

United States — 105.90% — (continued)
Health Care — 25.32% - continued
Medpace Holdings, Inc.(a)	24	$ 4,009
Myriad Genetics, Inc.(a)	27	774
NanoString Technologies, Inc.(a)	25	1,387
Neurocrine Biosciences Inc.(a)	8	770
PTC Therapeutics, Inc.(a)	21	825
Puma Biotechnology, Inc.(a)	3	32
Vericel Corp.(a)	39	2,204
West Pharmaceutical Services, Inc.	7	2,433
WillScot Mobile Mini Holdings Corp.(a)	166	4,814
		56,834
Industrials — 12.29%
Advanced Energy Industries, Inc.	55	5,611
Alarm.com Holdings, Inc.(a)	42	3,439
Cactus, Inc., Class A	107	3,750
Casella Waste Systems, Inc., Class A(a)	36	2,427
Chart Industries, Inc.(a)	26	3,794
HEICO Corp.	21	2,950
Lincoln Electric Holdings, Inc.	16	2,057
Mercury Systems, Inc.(a)	32	2,094
Moog, Inc., Class A	16	1,443
		27,565
Materials — 9.09%
Alcoa Corp.(a)	65	2,579
AptarGroup, Inc.	16	2,357
Carpenter Technology Corp.	25	1,198
Cleveland-Cliffs, Inc.	279	5,612
Kaiser Aluminum Corp.	10	1,294
Rogers Corp.(a)	8	1,499
Steel Dynamics, Inc.	32	1,998
UFP Industries, Inc.	26	2,068
Worthington Industries, Inc.	27	1,792
		20,397
Real Estate — 1.25%
CoreSite Realty Corp.	7	849
Potlatch Corp.	25	1,504
QTS Realty Trust, Inc., Class A	7	444
		2,797
Technology — 23.85%
Allscripts Healthcare Solutions, Inc.(a)	295	5,130
Alteryx, Inc., Class A(a)	45	3,500
Aspen Technology, Inc.(a)	36	4,913
Bottomline Technologies de, Inc.(a)	55	2,056
Cerence, Inc.(a)	32	3,044
Diodes, Inc.(a)	68	5,146
Fair Isaac Corp.(a)	6	3,036
Knowles Corp.(a)	128	2,629
Liveperson, Inc.(a)	68	3,737
Omnicell, Inc.(a)	35	4,865
Paycom Software, Inc.(a)	9	2,966
Paylocity Holdings Corp.(a)	39	6,623
Pegasystems, Inc.	17	2,008

FISHER INVESTMENTS INSTITUTIONAL GROUP U.S. SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - continued
May 31, 2021 (Unaudited)

United States — 105.90% — (continued)
Technology — 23.85% - continued
SVMK, Inc.(a)	200	$ 3,890
		53,543
Total United States		237,628

Total Common Stocks— 105.90% (Cost $172,233)		237,628

Total Investments — 105.90% (Cost $172,233)		237,628

Liabilities in Excess of Other Assets — (5.90)%		(13,249)

NET ASSETS — 100.00%		$ 224,379

(a)	Non-income producing security.

FISHER INVESTMENTS INSTITUTIONAL GROUP U.S. LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
May 31, 2021 (Unaudited)

COMMON STOCKS — 106.12%	Shares	Fair Value

United States — 106.12%
Communications — 9.74%
Alphabet, Inc., Class A(a)	4	$ 9,427
Facebook, Inc., Class A(a)	20	6,575
Netflix, Inc.(a)	7	3,520
		19,522
Consumer Discretionary — 8.96%
Amazon.com, Inc.(a)	3	9,669
Home Depot, Inc. (The)	26	8,292
		17,961
Consumer Staples — 1.94%
Costco Wholesale Corp.	4	1,513
General Mills, Inc.	21	1,320
Kimberly-Clark Corp.	8	1,045
		3,878
Energy — 5.59%
ConocoPhillips	36	2,007
Exxon Mobil Corp.	22	1,284
Halliburton Co.	71	1,594
Hess Corp.	35	2,933
Pioneer Natural Resources Co.	14	2,131
Schlumberger Ltd.	40	1,253
		11,202
Financials — 7.99%
American Express Co.	28	4,484
BlackRock, Inc.	5	4,385
Goldman Sachs Group, Inc. (The)	13	4,836
JPMorgan Chase & Co.	14	2,299
		16,004
Health Care — 11.19%
Abbott Laboratories	20	2,333
Align Technology, Inc.(a)	9	5,312
Amgen, Inc.	6	1,428
Biogen, Inc.(a)	7	1,872
DexCom, Inc.(a)	1	369
IDEXX Laboratories, Inc.(a)	1	558
Intuitive Surgical, Inc.(a)	5	4,211
Johnson & Johnson	5	846
Medtronic PLC	12	1,519
Merck & Co., Inc.	36	2,732
Pfizer, Inc.	16	620
ResMed, Inc.	3	618
Viatris, Inc.(a)	1	15
		22,433
Industrials — 6.42%
3M Co.	7	1,421
Caterpillar, Inc.	10	2,411
HEICO Corp.	14	1,966
Kansas City Southern	5	1,488
Rockwell Automation, Inc.	10	2,637
Spirit AeroSystems Holdings, Inc., Class A	12	591
United Parcel Service, Inc., Class B	11	2,361
		12,875

FISHER INVESTMENTS INSTITUTIONAL GROUP U.S. LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - continued
May 31, 2021 (Unaudited)

United States — 106.12% — (continued)
Materials — 2.05%
Nucor Corp.	40	$ 4,102

Technology — 52.24%
Adobe, Inc.(a)	11	5,550
Advanced Micro Devices, Inc.(a)	73	5,846
Apple, Inc.	126	15,701
Autodesk, Inc.(a)	14	4,002
Cisco Systems, Inc.	57	3,015
Intel Corp.	69	3,941
Microsoft Corp.	48	11,985
MSCI, Inc.	11	5,149
NVIDIA Corp.	18	11,696
Oracle Corp.	46	3,622
PayPal Holdings, Inc.(a)	35	9,101
QUALCOMM, Inc.	27	3,633
salesforce.com, Inc.(a)	31	7,381
Texas Instruments, Inc.	31	5,884
Visa, Inc., Class A	36	8,183
		104,689
Total United States		212,666

Total Common Stocks— 106.12% (Cost $163,754)		212,666

Total Investments — 106.12% (Cost $163,754)		212,666

Liabilities in Excess of Other Assets — (6.12)%		(12,260)

NET ASSETS — 100.00%		$ 200,406

(a)	Non-income producing security.

Tactical Multi-Purpose Fund

Related Notes to the Schedule of Investments

May 31, 2021

(Unaudited)

Tactical Multi-Purpose Fund (the “Fund”) is a non-diversified series of Unified Series Trust (the “Trust”). The Trust is an open-end investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

As of May 31, 2021, the Fund currently holds its entire cash position in a cash equivalent deposit account, due to its small asset size. As a result, a Schedule of Investments is not included with this Form N-PORT filing. As net assets grow, the Fund anticipates making investments in order to more closely pursue its stated objective.